Business combinations and asset acquisitions	12 Months Ended
Dec. 31, 2021
Business combinations and asset acquisitions [Abstract]
Business combinations and asset acquisitions
6. Business combinations and asset acquisitions

Acquisition of Chiasma

On May 5, 2021, Amryt announced that it had signed a definitive agreement to acquire Chiasma, Inc. (Nasdaq: CHMA) in an all-stock combination. Under the terms of the transaction, each share of Chiasma common stock issued and outstanding prior to the consummation of the transaction was exchanged for 0.396 Amryt American Depositary Shares (“ADSs”), each representing five Amryt ordinary shares.

On August 5, 2021, Amryt completed the acquisition of Chiasma, Inc. and, in conjunction with the completion, Amryt allotted and issued a total of 127,733,680 ordinary shares as consideration for the acquisition. Following the completion, shareholdings in Chiasma were rounded in being converted to Amryt shares using the exchange ratio of 0.396. Roundings in converting Chiasma shareholdings to Amryt shares were finalized in August 2021 and resulted in an additional 7,015 ordinary shares being allotted and issued by Amryt as consideration for the acquisition. In total, these ordinary shares were issued to the former Chiasma Shareholders in the form of 25,548,139 ADSs at US$10.19 per share, to acquire Chiasma for a value of US$260,336,000.

On August 5, 2021, Chiasma had outstanding equity awards that were held by Chiasma employees. The fair value of these awards transferred to Amryt on acquisition were measured in accordance with IFRS 2. The portion of the value of the equity transferred to Amryt attributable to pre-combination service is included in the consideration at the date of acquisition and this amounted to US$10,157,000.

On August 5, 2021, the Group repaid US$116,629,000 of Chiasma long term debt.

The combined company will be a global leader in rare and orphan diseases with three on-market commercial products, a global commercial and operational footprint and a significant development pipeline of therapies with the financial flexibility to execute its growth plans.

The table below reflects the fair value of the identifiable net assets acquired in respect of the acquisition completed during the period. Any amendments to fair values will be made within the twelve-month period from the date of acquisition, as permitted by IFRS 3: Business Combinations.

The acquired goodwill is attributable principally to the profit generating potential of the businesses, the assembled workforce and benefits arising from embedded infrastructure, that are expected to be achieved from integrating the acquired businesses into the Group’s existing business. No amount of goodwill is expected to be deductible for tax purposes.

In the post-acquisition period to December 31, 2021, the business acquired during the current year contributed revenue of US$6,407,000 and a trading loss of US$22,602,000 including restructuring and acquisition costs, to the Group’s results. The full year unaudited revenue and trading loss for the Group had the acquisitions taken place at the start of the year, would have been US$228,554,000 and US$82,532,000, respectively.

The gross contractual value of trade and other receivables as at the dates of acquisition amounted to US$7,180,000, which approximated the fair value of these accounts as the amount not expected to be collected was insignificant.

The Group incurred acquisition and restructuring related costs of US$16,947,000 for the year ended December 31, 2021, relating to external legal fees, advisory fees, due diligence costs and severance costs related to the acquisition of Chiasma. These costs have been included in operating costs in the Consolidated Statement of Comprehensive Income/(Loss).

Recognized Fair Values as at August 5, 2021
US$’000
Assets
Non-current assets
Intangible Assets	215,000
Property, plant and equipment	950
Other non-current assets	866
Total non-current assets	216,816

Current assets
Trade and other receivables	7,180
Inventories	65,907
Cash and cash equivalents, including restricted cash	107,942
Total current assets	181,029
Total assets	397,845

Non-current liabilities
Deferred tax liability	21,478
Total non-current liabilities	21,478

Current liabilities
Trade and other payable	144,482
Total current liabilities	144,482
Total liabilities	165,960

Total identifiable net assets at fair value	231,885
Goodwill arising on acquisition	38,608
Consideration	270,493

Consideration
Issue of fully paid up ordinary shares	260,336
Chiasma equity awards recognized as consideration transferred upon the acquisition of Chiasma	10,157
Total consideration	270,493

Any amendments to these fair values within the twelve-month timeframe from the date of acquisition will be disclosed in the 2022 consolidated financial statements, as stipulated by IFRS 3.

Acquisition of Aegerion Pharmaceuticals

On May 20, 2019, Amryt entered into a Restructuring Support Agreement (as subsequently amended on June 12, 2019) and Plan Funding Agreement pursuant to which, among other matters, Amryt agreed to the acquisition of Aegerion Pharmaceuticals, Inc. (‘‘Aegerion’’, subsequently renamed as Amryt Pharmaceuticals Inc.), a former wholly-owned subsidiary of Novelion Therapeutics Inc. (‘‘Novelion’’). On May 20, 2019, Aegerion and its U.S. subsidiary, Aegerion Pharmaceuticals Holdings, Inc., filed voluntary petitions under Chapter 11 of Title 11 of the U.S. Code in the Bankruptcy Court. On September 24, 2019, Amryt completed the acquisition of Aegerion. Amryt acquired Aegerion upon its emergence from bankruptcy in an exchange for ordinary shares and zero cost warrants in Amryt. Amryt issued 85,092,423 effective shares at US$1.793 per share, which is made up of 77,027,423 ordinary shares and 8,065,000 zero cost warrants, to acquire Aegerion for a value of US$152,615,000.

As part of the acquisition of Aegerion, it was agreed, for certain Aegerion creditors who wished to restrict their percentage share interest in Amryt’s issued share capital, to issue to the relevant Aegerion creditor, as an alternative to Amryt’s ordinary shares, an equivalent number of new zero cost warrants to subscribe for Amryt’s ordinary shares to be constituted on the terms of the zero cost warrant. As at December 31, 2021, no zero cost warrants were remaining.

During the year ended December 31, 2021, the Group incurred no additional acquisition and restructuring related costs relating to external legal fees, advisory fees, due diligence costs and severance costs related to the acquisition of Aegerion (2020: US$1,017,000; 2019: US$13,038,000).

Contingent Value Rights

Related to the Aegerion acquisition, Amryt issued Contingent Value Rights (“CVRs”) pursuant to which up to US$85,000,000 may become payable to Amryt’s shareholders and optionholders, who were on the register prior to the completion of the acquisition on September 20, 2019, if certain approval and revenue milestones are met in relation Oleogel-S10, Amryt’s lead product candidate. If any such milestone is achieved, Amryt may elect to pay the holders of CVRs by the issue of Amryt shares or loan notes. If Amryt elects to issue Loan Notes to holders of CVRs, it will settle such loan notes in cash 120 days after their issue. If none of the milestones are achieved, scheme shareholders and optionholders will not receive any additional consideration under the terms of the CVRs. In these circumstances, the value of each CVR would be zero.

The terms of the CVRs are as follows:

•	The total CVR payable is up to US$85,000,000
•	This is divided into three milestones which are related to the success of Oleogel-S10 (the Group’s lead development asset)
•	FDA approval
o	US$35,000,000 upon FDA approval
o	100% of the amount due if approval is obtained before December 31, 2021, with a sliding scale on a linear basis to zero if before July 1, 2022

•	EMA approval
o	US$15,000,000 upon EMA approval
o	100% of the amount due if approval is obtained before December 31, 2021, with a sliding scale on a linear basis to zero if before July 1, 2022
•	Revenue targets
o	US$35,000,000 upon Oleogel-S10 revenues exceeding US$75,000,000 in any 12-month period prior to June 30, 2024
•	Payment can at the Board’s discretion be in the form of either:
o	120-day loan notes (effectively cash), or
o	Shares valued using the 30 day / 45-day VWAP.

The CVRs were contingent on the successful completion of the acquisition of Aegerion. The CVRs have been classified as a financial liability in the Consolidated Statement of Financial Position. Given that CVRs were issued to legacy Amryt shareholders in their capacity as owners of the identified acquirer as opposed to the seller in the transaction, management concluded that the most appropriate classification would be to recognize the CVR as a distribution on consolidation instead of goodwill.

Measurement of CVRs

As at December 31, 2021, the carrying value of the CVRs was US$19,892,000 (December 31, 2020: US$61,417,000). The value of the potential payout was calculated using the probability-weighted expected returns method. Using this method, the potential payment amounts were multiplied by the probability of achievement and discounted to present value. The probability adjusted present values took into account published orphan drug research data and statistics which were adjusted by management to reflect the specific circumstances applicable to the type of product acquired in the Amryt GmbH transaction. The probability chance of success, based on management’s expertise and experience for orphan drugs and taking into account the unique circumstances applying to approval process of this product, was estimated at 60% for the FDA approval (2020: 89%) and 100% for the EMA approval (2020: 89%) in the year ended December 31, 2021. This estimate reflects the current facts and circumstances as of the date of issuance of the Consolidated Financial Statements. The probability chance of success was updated in 2021 following the receipt of a CRL from the FDA, which asked Amryt to submit additional confirmatory evidence of effectiveness for Oleogel-S10 in EB, and following positive opinion adopted by the CHMP, recommending the approval of Filsuvez® in the EU for the treatment of partial thickness wounds associated with dystrophic and junctional EB in patients six months and older. Based on this CHMP recommendation a decision by the EC is expected on the Filsuvez® application within 67 days. The CHMP positive opinion is supported by Phase 3 data from the EASE trial which was the largest ever global trial conducted in patients with EB, performed across 58 sites in 28 countries. Discount rates of 10% and 16.5%, as applicable, were used in the calculation of the present value of the estimated contractual cash flows for the year ended December 31, 2021, based on the applicable rates determined on the acquisition date. Management was required to make certain estimates and assumptions in relation to revenue forecasts, timing of revenues and probability of achievement of commercialization of Oleogel-S10. However, management notes that, due to issues outside their control (i.e. regulatory requirements and the commercial success of the product), the timing of when such revenue targets may occur may change. Such changes may have a material impact on the assessment of the expected cash flows of the CVRs.

Amryt reviews the expected cash flows on a regular basis as the discount on initial recognition is being unwound as financing expenses in the Consolidated Statement of Comprehensive Income/(Loss) over the life of the obligation. It is reviewed on a quarterly basis and the appropriate finance charge or gain is booked in the Consolidated Statement of Comprehensive Income/(Loss) on a quarterly basis. The Group received positive topline data from the phase 3 EASE trial of Oleogel-S10 in September 2020. The product does not currently have regulatory approval to treat EB but has been submitted to the FDA for approval and in June 2021, Amryt received confirmation from the FDA that its NDA for Oleogel-S10 had been accepted and granted priority review. On February 28, 2022, Amryt announced that the FDA communicated that it had completed its review of the NDA for Oleogel-S10 and has determined that the application cannot be approved in its present form.  The FDA has asked Amryt to submit additional confirmatory evidence of effectiveness for Oleogel-S10 in EB.  Amryt intends to discuss with the FDA the nature of the data required to address the Agency’s concerns. In Europe, a MAA for Oleogel-S10 was accepted for assessment by the EMA in March 2021. The positive opinion recommends the approval of Filsuvez® in the EU for the treatment of partial thickness wounds associated with dystrophic and junctional EB in patients six months and older. Based on this CHMP recommendation a decision by the EC is expected on the Filsuvez® application within 67 days.

The total non-cash gain recognized in the Consolidated Statement of Comprehensive Income/(Loss) for the year ended December 31, 2021, is US$41,525,000 (2020: US$12,004,000 charge; 2019: US$1,511,000 charge).

Acquisition of Amryt GmbH (previously “Birken”)

Amryt DAC signed a conditional share purchase agreement to acquire Amryt GmbH on October 16, 2015 (“Amryt GmbH SPA”). The Amryt GmbH SPA was completed on April 18, 2016, with Amryt DAC acquiring the entire issued share capital of Amryt GmbH. The consideration included contingent consideration comprising milestone payments and sales royalties as follows:

•	Milestone payments of:
o	€10,000,000 on receipt of marketing approval by the EMA or FDA of a pharmaceutical product containing Betulin as its API for the treatment of EB;
o	€10,000,000 once net ex-factory sales/net revenue of Oleogel-S10 first exceed €50,000,000 in any calendar year;
o	€15,000,000 once net ex-factory sales/ net revenue of Oleogel-S10 first exceed €100,000,000 in any calendar year;
•	Royalties of 9% on sales of Oleogel-S10 products for 10 years from first commercial sale.

Fair Value Measurement of Contingent Consideration

As at December 31, 2021, the fair value of the contingent consideration was estimated to be US$61,221,000 (December 31, 2020: US$86,906,000). The fair value of the contingent consideration included milestone payments determined using probability adjusted present values and probability weighted revenue forecasts (see Note 24, Fair value measurement and financial risk management, for fair value hierarchy applied and impact of key unobservable impact data). The probability adjusted present values took into account published orphan drug research data and statistics which were adjusted by management to reflect the specific circumstances applicable to the type of product acquired in the Amryt GmbH transaction. The probability chance of success, based on management’s expertise and experience for orphan drugs and taking into account the unique circumstances applying to approval process of the product, was estimated at 60% for the FDA approval (2020: 89%) and 100% for the EMA approval (2020: 89%) in the year ended December 31, 2021. This estimate reflects the current facts and circumstances as of the date of issuance of the Consolidated Financial Statements. The probability chance of success was updated in 2021 following the receipt of a CRL from the FDA, which asked Amryt to submit additional confirmatory evidence of effectiveness for Oleogel-S10 in EB, and following the positive opinion adopted by the CHMP, recommending the approval of Filsuvez® in the EU for the treatment of partial thickness wounds associated with dystrophic and junctional EB in patients six months and older. Based on this CHMP recommendation a decision by the EC is expected on the Filsuvez® application within 67 days. The CHMP positive opinion is supported by Phase 3 data from the EASE trial which was the largest ever global trial conducted in patients with EB, performed across 58 sites in 28 countries. A discount rate of 7.9% was used in the calculation of the fair value of the contingent consideration for the year ended December 31, 2021 (December 31, 2020: 14.4%). The decrease in the discount rate is mainly driven by the change in Group over the last 12 months where the Group has significantly de-risked with growth in commercial revenues, the acquisition of new commercial assets in 2021, refinancing of long term debt which reduced the Group’s cost of debt significantly and extended the repayment of long term debt, the positive developments on product candidates and significant cash balances held during the year.

Amryt reviews the expected cash flows on a regular basis as the discount on initial recognition is being unwound as financing expense/gain in the Consolidated Statement of Comprehensive Income/(Loss) over the life of the obligation. It is reviewed on a quarterly basis and the appropriate finance charge or gain is booked in the Consolidated Statement of Comprehensive Income/(Loss) on a quarterly basis. The Group received positive topline data from the phase 3 EASE trial of Oleogel-S10 in September 2020. The product does not currently have regulatory approval to treat EB but has been submitted to the FDA for approval and in June 2021, Amryt received confirmation from the FDA that its NDA for Oleogel-S10 had been accepted and granted priority review.  On February 28, 2022, Amryt announced that the FDA communicated that it had completed its review of the NDA for Oleogel-S10 and has determined that the application cannot be approved in its present form.  The FDA has asked Amryt to submit additional confirmatory evidence of effectiveness for Oleogel-S10 in EB.  Amryt intends to discuss with the FDA the nature of the data required to address the Agency’s concerns. In Europe, a MAA for Oleogel-S10 was accepted for assessment by the EMA in March 2021. The positive opinion recommends the approval of Filsuvez® in the EU for the treatment of partial thickness wounds associated with dystrophic and junctional EB in patients six months and older. Based on this CHMP recommendation a decision by the EC is expected on the Filsuvez® application within 67 days.

The total non-cash finance gain recognized in the Consolidated Statement of Comprehensive Income/(Loss) for the year ended December 31, 2021, is US$18,407,000 (2020: US$27,827,000 charge; 2019: US$6,740,000 charge).